Investment Objectives and Goals	Feb. 28, 2025
KraneShares 2x Long BABA Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	KraneShares 2x Long BABA Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the ADR of Alibaba Group Holding Limited (NYSE: BABA).
KraneShares 2x Long PDD Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	KraneShares 2x Long PDD Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the ADR of PDD Holdings Inc. (NASDAQ: PDD).